SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Accounting Policies [Abstract]
Receivables	$ 9,123
Contract asset balances	4,061
Deferred revenue recognized	8,517
Remaining performance obligations	$ 9,012